Segment Information (Tables)	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Nine months ended				Nine months ended
(in thousands of $)	September 30, 2017				September 30, 2016
	Vessel operations	FLNG	Power	Total	Vessel operations	LNG trading*	FLNG	Total
Time and voyage charter revenues	52,004	—	—	52,004	37,798	—	—	37,798
Time charter revenues - collaborative arrangement	17,016	—	—	17,016	10,494	—	—	10,494
Vessel and other management fees	16,930	—	—	16,930	8,902	—	—	8,902
Vessel and voyage operating expenses	(59,507)	—	—	(59,507)	(70,244)	—	—	(70,244)
Vessel and voyage operating expenses - collaborative arrangement	(21,191)	—	—	(21,191)	(6,425)	—	—	(6,425)
Administrative expenses	(33,190)	(381)	—	(33,571)	(28,841)	—	(2,232)	(31,073)
Depreciation and amortization	(59,937)	—	—	(59,937)	(56,146)	—	—	(56,146)
Other operating gains and losses	—	—	—	—	—	16	—	16
Total other non-operating income (loss)	108	—	—	108	(12,184)	—	—	(12,184)
Impairment of long-term assets	—	—	—	—	(1,706)	—	—	(1,706)
Net financial expenses	(51,876)	—	—	(51,876)	(66,969)	—	—	(66,969)
Income taxes	(1,070)	—	—	(1,070)	1,039	—	—	1,039
Equity in net (losses) earnings of affiliates	(1,359)	(5,281)	(12,460)	(19,100)	10,118	—	—	10,118
Net (loss) income	(142,072)	(5,662)	(12,460)	(160,194)	(174,164)	16	(2,232)	(176,380)
Non-controlling interests	(23,332)	—	—	(23,332)	(18,775)	—	—	(18,775)
Net (loss) income attributable to Golar LNG Ltd	(165,404)	(5,662)	(12,460)	(183,526)	(192,939)	16	(2,232)	(195,155)
Total assets	3,155,152	1,286,646	203,425	4,645,223	3,161,928	—	1,017,027	4,178,955

* For the nine months ended September 30, 2017, there had been no activities under the LNG trading segment.

Schedule of Revenue From External Customers
For the nine months ended September 30, 2017 and 2016, revenues from the following counterparties accounted for over 10% of our time charter revenues:

	Nine months ended September 30,		Nine months ended September 30,
(in thousands of $)	2017		2016
The Cool Pool (note 14)	62,113	90%	36,663	76%
NFE Transport Partners LLC	6,907	10%	5,648	12%
Nigeria LNG Ltd	—	—%	5,849	12%